Ariel Investment Trust

Ariel Fund

(Investor Class ARGFX, Institutional Class ARAIX)

Ariel Appreciation Fund

(Investor Class CAAPX, Institutional Class CAAIX)

Ariel Focus Fund

(Investor Class ARFFX, Institutional Class AFOYX)

Ariel International Fund

(Investor Class AINTX, Institutional Class AINIX)

Ariel Global Fund

(Investor Class AGLOX, Institutional Class AGLYX)

Supplement dated June 23, 2025, to the Prospectus of Ariel Investment Trust (the “Trust”), dated February 1, 2025, as amended or supplemented thereafter

Effective June 30, 2025, the mailing address for the Trust will change. Accordingly, effective June 30, 2025, the following changes are made to the Prospectus of the Trust:

1.	On page 21, in the “Purchase and Sale of Fund Shares” section, the first paragraph is deleted in its entirety and replaced with the following:

Investors may purchase, redeem or exchange Fund shares on any business day by written request, online at arielinvestments.com, by telephone, by wire transfer, or through a financial intermediary. Individuals may open new accounts by mailing a signed account application and submitting your payment (in the form of a check or wire transfer). Individual Retirement Account (“IRA”) transfers and roll-overs, corporate accounts, and trust accounts cannot be opened online. Once your account is opened, you may conduct transactions by mail (Ariel Investment Trust, c/o U.S. Bank Global Fund Services, P.O. Box 219227, Kansas City, MO 64121-9227, for regular mail, or 801 Pennsylvania Avenue, Suite 219227, Kansas City, MO 64105-1307, for overnight service), online at arielinvestments.com or by telephone at 800.292.7435. Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the intermediary directly. The minimum initial investment for Investor Class shares is $1,000. The minimum initial investment for Institutional Class shares is $1,000,000. The minimum subsequent investment in a Fund for both share classes is $100. Investment minimums may be waived in certain circumstances, including participating in the Funds’ Automatic Investment Program. See more information in the section below “Managing your account.”

2.	On page 32, in the “Managing Your Account – Opening a New Ariel Account” section, the regular and overnight mail addresses for the Trust are deleted in their entirety and replaced with the following:

Regular Mail

Ariel Investment Trust

c/o U.S. Bank Global Fund Services

P.O. Box 219227

Kansas City, MO 64121-9227

Overnight Mail

Ariel Investment Trust

c/o U.S. Bank Global Fund Services

801 Pennsylvania Avenue, Suite 219227

Kansas City, MO 64105-1307

3.	On the back cover, the address for the Trust is deleted in its entirety and replaced with the following:

Ariel Investment Trust

c/o U.S. Bank Global Fund Services

P.O. Box 219227

Kansas City, MO 64121-9227

Please retain this Supplement for future reference.